CONTINGENCIES AND COMMITMENTS	3 Months Ended
Mar. 31, 2025
Contingencies And Commitments [Abstract]
CONTINGENCIES AND COMMITMENTS

NOTE 33. CONTINGENCIES AND COMMITMENTS
a) Tax Aspects
At the date of preparation of these Consolidated Condensed Interim Financial Statements, with varying degrees of progress, there are ongoing review and resolution processes filed by provincial and City of Buenos Aires tax authorities, mainly related to issues arising from the application of the turnover tax.
These processes and their eventual effects are subject to permanent monitoring and, although it is considered to have complied with tax obligations in accordance with current regulations, the allowances that are considered adequate have been made according to the evolution of each of the processes.
As of March 31, 2025 several claims for refund of the Income Tax paid in excess for the fiscal years 2014, 2015, 2016, 2017, 2018, 2019, 2021 and 2022, for the amounts of Ps. 433,815, Ps. 459,319, Ps. 944,338, Ps. 866,842, Ps. 3,646,382, Ps. 4,403,712, Ps. 629,837 and Ps. 4,039,802 (nominal values), respectively, were submitted by Banco Galicia to the Customs Collection and Control Agency (Agencia de Recaudación y Control Aduanero, ARCA (formerly AFIP)). These are based on jurisprudence precedents that establish the unconstitutionality of the rules that disable the application of the tax inflation adjustment, resulting in situations of confiscatory nature. In light of the delay in the resolution by the Federal Administration of Public Revenue, the corresponding judicial claims were filed.
Identical claims were filed by other Group subsidiaries before the ARCA: Tarjetas Cuyanas S.A., (Tarjeta Naranja S.A.U.) predecessor company, for 2014 and 2016 periods, for an amount of Ps. 145,478, nominal value; Tarjeta Naranja S.A.U., for 2014 and 2016 periods, for a total amount of Ps. 580,164, nominal value; and for 2015, 2017, and 2018 periods, for an amount of Ps. 149,763, Ps. 326,498, and Ps. 973,843, nominal value, respectively. In light of the delay in the resolution by the Customs Collection and Control Agency, the corresponding judicial claims were filed. On May 26, 2020, Tarjeta Naranja S.A.U. filed before the ARCA a claim for the repetition of the Income Tax corresponding to 2019 period for Ps. 1,364,949 in nominal value. Regarding the lawsuit filed by Tarjeta Naranja S.A.U. for fiscal year 2018, a favorable first instance ruling was obtained on August 14, 2024.
Additionally, GGAL Holdings S.A., another subsidiary of the Group, has filed with ARCA several income tax reimbursement claims for the tax years 2014, 2015, 2016, 2017 and 2018 in the amounts of Ps.642,172, Ps.399,912, Ps.969,912, Ps.571,573 and Ps.1,287,536, respectively.
At the closing of these financial statements, the Group does not record contingent assets derived from the aforementioned presentations.
b Consumer Advocacy Associations
Consumer associations, invoking their representation, have filed claims to Banco Galicia in relation to the collection of certain commissions, interest rates, and financial charges.
The Group considers that the resolution of these disputes will not have a significant impact on its equity.
c Penalties applied to Banco de Galicia y Buenos Aires S.A.U. and Banco GGAL S.A. and summary proceedings filed by the Argentine Central Bank.
The sanctions applied and the proceedings initiated by the Argentine Central Bank are described in detail in Note 36.6.
The recorded contingency provisions are detailed below:

Item	03.31.25	12.31.24
Other Contingencies	78,987,810	81,157,187
For Judgment of a Commercial Nature/Legal Matters	33,289,610	33,586,769
For Labor Lawsuits	4,213,095	923,760
For Claims and Cards	200	217
For Guarantees Granted	—	—
For Other Contingencies	41,484,905	46,646,441
For Termination Benefits	260,512,493	349,301,215
Difference due to Dollarization of Judicial Deposits Com. “A” 4686	114,315	119,632
Administrative and disciplinary sanctions	71	—
Total	339,614,689	430,578,034
The changes in provisions are shown in detail in Schedule J.